Share-Based Compensation - Additional Information (Detail)		6 Months Ended
	Apr. 03, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥) Installment shares	Jun. 30, 2020 USD ($) Installment shares	Jun. 30, 2019 CNY (¥) shares	Feb. 29, 2020 CNY (¥)	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		¥ 218,057,000		¥ 116,435,000
Share based compensation expenses		218,057,000	$ 30,864,000	116,435,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		142,358,000		¥ 52,407,000
Unrecognized compensation expense		¥ 443,180,000
Weighted average period over which unrecognized compensation expense is expected to be recognized		1 year 1 month 24 days	1 year 1 month 24 days
Share-based compensation arrangement by share-based payment award, granted | shares		2,126,452	2,126,452	413,000
Restricted Stock Units (RSUs) [Member] | Douyu International Holdings [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		¥ 67,298,503
Restricted Stock Units One [Member] | Vested after 24 months of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 years	24 years
Share-based compensation arrangement by share-based payment award, vesting rate		50.00%	50.00%
Restricted Stock Units One [Member] | Vested in two equal installments over the following 24 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 years	24 years
Share-based compensation arrangement by share-based payment award, vesting rate		50.00%	50.00%
Restricted Stock Units Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		48 years	48 years
Number of equal vesting installments | Installment		4	4
Huya 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares						28,394,117	17,647,058
Allocated share-based compensation expense		¥ 218,057,000		¥ 115,025,000
Share-based compensation arrangement by share-based payment award, expiration period		10 years	10 years
Share based compensation arrangement by share based payment award accelerated compensation cost	¥ 57,737,000
Huya 2017 Share Incentive Plan [Member] | Option One [Member] | Vested after 24 months of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 months	24 months
Share-based compensation arrangement by share-based payment award, vesting rate		50.00%	50.00%
Huya 2017 Share Incentive Plan [Member] | Option One [Member] | Vested in two equal installments over the following 24 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 months	24 months
Share-based compensation arrangement by share-based payment award, vesting rate		50.00%	50.00%
Huya 2017 Share Incentive Plan [Member] | Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		48 months	48 months
Number of equal vesting installments | Installment		4	4
Huya 2017 Share Incentive Plan [Member] | Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 months	24 months
Number of equal vesting installments | Installment		4	4
Huya 2017 Share Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares		0	0	0
2018 Restricted Share Unit Scheme [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized share-based compensation expense		¥ 275,210,925
JOYY Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		0		¥ 1,410,000
JOYY Inc [Member] | Huya 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		75,699,000		62,618,000
Douyu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses		75,703,063	$ 10,715,073	45,212,934
Douyu [Member] | Restricted Stock [Member] | Gogo Glocal Holding Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses		8,029,560		¥ 45,212,932
Total unrecognized share-based compensation expense		¥ 0			¥ 7,451,210